Label	Element	Value
Document And Entity Information Elements	ck0000217087_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	SBL FUND
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2013
Prospectus Date	rr_ProspectusDate	Aug. 15, 2013